STATEMENTS OF OPERATIONS (USD $)	3 Months Ended				178 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2014
STATEMENTS OF OPERATIONS [Abstract]
Revenue:
Operational expenses:
General and Administrative Expenses					600
Accounting Fees	8,400				9,800
Filing Fees					100
Total operational expenses	8,400				10,500
Net income (Loss)	$ (8,400)				$ (10,500)
Net income (loss) per common share
Basic		[1]		[1]
Fully diluted		[1]		[1]
Weighted average number of common stock outstanding	3,220,000		720,000

[1]	Less than $(0.01) per share.